INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of effective rates of income taxes

	Six months ended June 30,
	2023	2022
U.S. statutory rate	34.0%	34.0%
Foreign income not registered in the U.S.	(34.0%)	(34.0%)
PRC statutory rate	25.0%	25.0%
Changes in valuation allowance and others	(25.0%)	(25.0%)
Effective tax rate	0%	0%

Schedule of income tax expense

	June 30, 2023	December 31, 2022
(Unaudited)

Current income tax expense	$-	$-
Deferred tax expense (benefit)	-	-
Current income tax expense	$-	$-

Schedule of deferred tax asset

	June 30, 2023	December 31, 2022
	(Unaudited)
Deferred tax asset from operating losses carry-forwards	$7,018	$36,003
Valuation allowance	(7,018)	(36,003)
Deferred tax asset, net	$-	$-